DEBTS PAYABLE AND SENIOR SECURED NOTES - Narratives (Details) - USD ($)										1 Months Ended	12 Months Ended
	Oct. 31, 2023	Jul. 07, 2023	May 11, 2023	Mar. 27, 2023	Mar. 24, 2023	May 25, 2022	May 16, 2022	Mar. 17, 2022	Mar. 01, 2022	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023
DEBTS PAYABLE AND SENIOR SECURED NOTES
Deferred cash												$ 63,429,000
LivFree Wellness, LLC
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate	6.00%												10.00%
Principal payment	$ 3,000,000
Remaining principal amount	17,000,000
Accrued payment-in-kind interest	$ 5,530,000
Blue Camo | Discontinued operations, Held for sale
DEBTS PAYABLE AND SENIOR SECURED NOTES
Debt extinguished				$ 22,505,000
Accrued interest extinguished				$ 1,165,000
Prepaid expenses and other current assets
DEBTS PAYABLE AND SENIOR SECURED NOTES
Vendor promissory notes											$ 9,951,000
Related Party [Member]
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest expense											83,000	$ 1,507,000
Five year federal home loan bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest only payments period		18 months
Sira Naturals, Inc.
DEBTS PAYABLE AND SENIOR SECURED NOTES
Deferral term			2 years
Herbal Remedies
DEBTS PAYABLE AND SENIOR SECURED NOTES
Shares Issued, shares						353,000
GSD
DEBTS PAYABLE AND SENIOR SECURED NOTES
Contingent consideration cash			$ 10,000,000
Shares Issued, shares			3,797
Deferred cash in satisfaction of contingent consideration			$ 10,925,000
Equity Shares incurred in satisfaction of contingent consideration			$ 4,647,000
Deferred cash net of payments made											10,094,000
Deferred cash payments made											831,000
Market price of equity			$ 0.79
Related party notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount										$ 69,000,000
Debt issued		$ 25,219
Related party notes | Sira Naturals, Inc.
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate			6.00%
Debt payable			$ 27,500,000
Amortization Rate			10.00%
Related party notes | Herbal Remedies
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount						$ 14,220,000
Notes term						5 years
Interest rate						8.00%
Related party notes | Tahoe Hydro
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount										$ 1,580,000
Notes term										4 years
Interest rate										8.00%
Related party notes | GSD
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount			$ 14,000,000
Interest rate			13.50%
Contingent consideration satisfied, total			$ 38,860,000
Liabilities incurred in satisfaction of contingent consideration			$ 14,000,000
Amortization Rate			1.00%
Non-related party note | PA Natural
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount									$ 14,934,000
Notes term									3 years
Interest rate									8.00%
Loan agreement with a community bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Notes term							2 years	5 years
Interest rate					8.00%			4.625%
Debt issued					$ 10,000,000		$ 25,800,000	$ 26,200,000
Financing cost					$ 100,000			$ 287,000
Spread on variable rate							1.50%
Extension Term								5 years
Loan agreement with a community bank | Minimum
DEBTS PAYABLE AND SENIOR SECURED NOTES
Debt effective interest rate							5.00%
Loan agreement due May 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount		$ 40,000,000
Notes term		10 years
Debt effective interest rate		8.27%
Loan agreement due May 2024 | Five year federal home loan bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Spread on variable rate		4.00%
Contingent consideration- vendor take back promissory notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount										$ 60,500,000
Contingent consideration- vendor take back promissory notes | Senior Secured Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Indebtedness amount											116,063,000
Debt under subordinate agreement											$ 77,110,000
Secured promissory notes interest rate 9.8%
DEBTS PAYABLE AND SENIOR SECURED NOTES
Extension Term	2 years
Secured promissory notes interest rate 9.8% | Minimum
DEBTS PAYABLE AND SENIOR SECURED NOTES
Extension Term										2 years